Convertible Notes Payable - Summary of Convertible Notes Outstanding (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 30, 2015
Debt Instrument [Line Items]
Net convertible note payable	$ 8,271,184	$ 2,163,717
Less current portion	(8,271,184)	(1,638,717)
Convertible notes payable, long term		525,000
Net convertible note payable	8,271,184	2,163,717
Senior Secured Convertible Note
Debt Instrument [Line Items]
Convertible notes payable, principal	22,100,000	22,100,000	$ 22,100,000
Debt discounts	$ (13,828,816)	$ (19,936,283)